CURRENT EXPECTED CREDIT LOSSES - Financing Receivable Credit Quality Indicators (Details)	Sep. 30, 2024 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
2024	$ 96,405,746
Total	96,405,746
1
Financing Receivable, Credit Quality Indicator [Line Items]
2024	10,572,368
Total	10,572,368
2
Financing Receivable, Credit Quality Indicator [Line Items]
2024	85,833,378
Total	85,833,378
3
Financing Receivable, Credit Quality Indicator [Line Items]
2024	0
Total	0
4
Financing Receivable, Credit Quality Indicator [Line Items]
2024	0
Total	0
5
Financing Receivable, Credit Quality Indicator [Line Items]
2024	0
Total	$ 0